Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value - Summary Of Details of net gain or loss on financial instrument at fair value through profit or loss mandatorily measured at fair value and financial assets held for trading (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains losses on financial instruments held for trading [Line Items]
Total	₩ 238,502	₩ 325,649	₩ 422,374
Financial assets at FVTPL
Gains losses on financial instruments held for trading [Line Items]
Total	(227,352)	75,199	27,902
Securities
Gains losses on financial instruments held for trading [Line Items]
Total	(258,426)	52,631	20,045
Securities | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	294,667	249,803	142,551
Securities | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(553,093)	(197,172)	(122,506)
Loans
Gains losses on financial instruments held for trading [Line Items]
Total	21,786	17,904	7,212
Loans | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	24,005	24,674	15,299
Loans | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(2,219)	(6,770)	(8,087)
Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Total	9,288	4,664	645
Other financial assets | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	21,602	17,034	10,902
Other financial assets | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(12,314)	(12,370)	(10,257)
Derivatives (Held for trading)
Gains losses on financial instruments held for trading [Line Items]
Total	465,854	250,450	394,472
Interest rates derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	1,590,709	273,252	(271,239)
Interest rates derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	5,216,543	2,020,004	1,727,585
Interest rates derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(3,625,834)	(1,746,752)	(1,998,824)
Currency derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	(1,111,400)	(29,462)	656,001
Currency derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	14,601,674	9,685,798	12,562,354
Currency derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(15,713,074)	(9,715,260)	(11,906,353)
Equity derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	(13,491)	10,377	10,125
Equity derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	2,836,843	1,754,671	1,835,497
Equity derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(2,850,334)	(1,744,294)	(1,825,372)
Other derivatives
Gains losses on financial instruments held for trading [Line Items]
Total	36	(3,717)	(415)
Other derivatives | Gain on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	49	64	0
Other derivatives | Loss on transactions and valuation
Gains losses on financial instruments held for trading [Line Items]
Total	(13)	(3,781)	(415)
Derivatives Held For Trading [Member]
Gains losses on financial instruments held for trading [Line Items]
Total	₩ 238,502	₩ 325,649	₩ 422,374